                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-21564
                                                     ---------

                       Blue Rock Market Neutral Fund, LLC
                                3915 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402
                    ----------------------------------------
                    (Address of principal executive offices)

                            Blue Rock Advisors, Inc.
                                 3915 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (612) 337-8000
                                                           --------------

                     Date of fiscal year end: March 31, 2006
                                              --------------

                   Date of reporting period: December 31, 2005
                                             -----------------



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ITEM 1. SCHEDULE OF INVESTMENTS

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)


                                                                                 % OF       INITIAL
                                                                                MEMBERS'  ACQUISITION
                                                       COST       FAIR VALUE    CAPITAL       DATE      LIQUIDITY(3)
INVESTMENTS IN PORTFOLIO FUNDS(1,2)

 INVESTMENT FUNDS
 Bermuda - Market Neutral Equity
      Zebra Equity Fund, Ltd.                       $ 2,250,000   $ 2,377,238    3.71%      07/01/04      Quarterly

 Cayman Islands - Market Neutral Equity
      Imperium Market Neutral Fund (QP), L.P.         4,500,000     4,214,380    6.57       07/01/04      Quarterly
      Loomis Sayles Consumer Discretionary
        Hedge Fund, Ltd.                              3,600,000     3,881,216    6.05       02/01/05      Monthly
      Magenta Fund Ltd.                               4,450,000     4,672,750    7.28       08/01/04      Monthly
      Pequot Market Neutral Financial Services
        Offshore Fund, Ltd.                           4,100,000     4,210,956    6.56       03/01/05      Monthly
                                                    -----------   -----------   -----

                        TOTAL INVESTMENT FUNDS       18,900,000    19,356,540   30.17
                                                    -----------   -----------   -----

 LIMITED LIABILITY COMPANIES
 United States - Market Neutral Equity
      D3 Fund, L.L.C.                                    72,217        73,204    0.11       07/01/04      Quarterly
      Scopia Partners, L.L.C.                         3,750,000     3,807,099    5.94       08/01/05      Quarterly
                                                    -----------   -----------   -----

             TOTAL LIMITED LIABILITY COMPANIES        3,822,217     3,880,303    6.05
                                                    -----------   -----------   -----

 LIMITED PARTNERSHIPS
 United States - Market Neutral Equity
      Asian Healthcare Absolute Partners, L.P.        3,750,000     4,152,740    6.47       01/01/05      Quarterly
      FrontPoint Financial Services Fund, L.P.        5,100,000     5,513,493    8.59       07/01/05      Quarterly
      FrontPoint Healthcare Fund, L.P.                6,700,000     7,232,287   11.27       07/01/04      Quarterly
      FrontPoint Utility and Energy Fund, L.P.        6,800,000     7,619,334   11.88       07/01/04      Quarterly
      Numeric European Onshore Fund II, L.P.          2,000,000     2,122,748    3.31       07/01/05      Quarterly
      Seasons Institutional Technology Fund, L.P.     6,750,000     7,571,454   11.80       07/01/04      Quarterly
      Sonar Partners, L.P.                            3,800,000     4,270,476    6.66       06/01/05      Quarterly
      SSI Long/Short Equity Market Neutral, L.P.         62,250        60,951    0.10       07/01/04      Quarterly
                                                    -----------   -----------   -----

                    TOTAL LIMITED PARTNERSHIPS       34,962,250    38,543,483   60.08
                                                    -----------   -----------   -----

 TOTAL INVESTMENTS IN PORTFOLIO FUNDS                57,684,467    61,780,326   96.30
                                                    -----------   -----------   -----

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                DECEMBER 31, 2005
                                   (UNAUDITED)


                                                                                 % OF
                                                                                MEMBERS'
                                              COST          FAIR VALUE          CAPITAL
SHORT-TERM INVESTMENTS
UMB BANK, N.A., MONEY MARKET FIDUCIARY   $      489,552   $      489,552              0.76%
                                         --------------   --------------    --------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS
    AND SHORT-TERM INVESTMENTS           $   58,174,019       62,269,878             97.06
                                         ==============   --------------    --------------

OTHER ASSETS LESS LIABILITIES                                  1,885,550              2.94
                                                          --------------    --------------

MEMBERS' CAPITAL                                          $   64,155,428            100.00%
                                                          ==============    ==============


(1) All of the Fund's investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly or semi-annual basis with lock-up periods of up to 6 months.

(2) Not income producing.

(3) Unaudited.



                           ALLOCATION BY SUB-STRATEGY
                                DECEMBER 31, 2005
                                   (UNAUDITED)


                                   (PIE CHART)

U.S. UTILITY AND ENERGY MARKET NEUTRAL EQUITY                       18.45%
U.S. MULTI-SECTOR MARKET NEUTRAL EQUITY                             16.41%
GLOBAL FINANCIAL MARKET NEUTRAL EQUITY                              15.15%
U.S. TECHNOLOGY MARKET NEUTRAL EQUITY                               11.80%
U.S. HEALTHCARE MARKET NEUTRAL EQUITY                               11.27%
GLOBAL MULTI-SECTOR MARKET NEUTRAL EQUITY                            7.28%
ASIAN HEALTHCARE MARKET NEUTRAL EQUITY                               6.47%
U.S. CONSUMER MARKET NEUTRAL EQUITY                                  6.05%
EUROPEAN MULTI-SECTOR MARKET NEUTRAL EQUITY                          3.31%
U.S. BIO TECHNOLOGY MARKET NEUTRAL EQUITY                            0.11%
CASH, LIABILITIES LESS OTHER ASSETS                                  3.70%



                                       2
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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      Blue Rock Market Neutral Fund, LLC
                  -------------------------------------


                  /s/ Robert W. Fullerton
By (Signature     -------------------------------------
   and Title)     Robert W. Fullerton
                  Principal Executive Officer
         Date     February 27, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                  /s/ Robert W. Fullerton
By (Signature     -------------------------------------
   and Title)     Robert W. Fullerton
                  Principal Executive Officer
         Date     February 27, 2006


                  /s/ Mark F. Steen
By (Signature     -------------------------------------
   and Title)     Mark F. Steen
                  Principal Financial Officer
         Date     February 27, 2006